Related party transactions - Summary of Amounts Due To And From Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables		$ 80,683
Other assets		2,713
Trade receivables - related parties		83,396
Other contributed capital	$ 4,133,458	3,625,027	[1]
Total for all related parties
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables	197,797
Other assets	2,834
Trade receivables - related parties	200,631
Loans and borrowings	(2,021,664)	(1,480,628)
Trade payables	(992,001)	(790,546)
Accrued expenses	(254,139)	(236,548)
Lease liabilities	(72,821)	(73,430)
Other liabilities	(11,582)	(39,644)
Total	3,352,207	2,620,796
Revenue from sale of goods, related party transactions	352,292	276,313		$ 138,674
Volvo Cars
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables		21,713
Other assets		0
Trade receivables - related parties		21,713
Volvo Cars | Total for all related parties
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables	104,996
Other assets	0
Trade receivables - related parties	104,996
Loans and borrowings	(1,020,230)	(1,022,746)
Trade payables	(497,386)	(430,828)
Accrued expenses	(160,522)	(79,470)
Lease liabilities	(72,821)	(73,430)
Other liabilities	(8,098)	(37,269)
Total	1,759,057	1,643,743
Revenue from sale of goods, related party transactions	217,885	101,299		86,460
Geely
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables		42,316
Other assets		2,713
Trade receivables - related parties		45,029
Geely | Total for all related parties
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables	77,017
Other assets	2,834
Trade receivables - related parties	79,851
Loans and borrowings	(935,440)	(402,539)
Trade payables	(492,808)	(357,984)
Accrued expenses	(88,713)	(143,066)
Lease liabilities	0	0
Other liabilities	0	0
Total	1,516,961	903,589
Geely | Total for all related parties | Technology License Agreements
Disclosure of transactions between related parties [line items]
Total		7,647
Geely | Total for all related parties | Manufacturing and Vehicle Supply Agreements
Disclosure of transactions between related parties [line items]
Total		37,397
Polestar Times Technology
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables		3,445
Other assets		0
Trade receivables - related parties		3,445
Polestar Times Technology | Total for all related parties
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables	29
Other assets	0
Trade receivables - related parties	29
Loans and borrowings	0	0
Trade payables	0	(1)
Accrued expenses	(53)	(10,015)
Lease liabilities	0	0
Other liabilities	0	0
Total	53	10,016
Revenue from sale of goods, related party transactions	21,858	69,478
Other related parties
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables		13,209
Other assets		0
Trade receivables - related parties		13,209
Other related parties | Total for all related parties
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables	15,755
Other assets	0
Trade receivables - related parties	15,755
Loans and borrowings	(65,994)	(55,343)
Trade payables	(1,807)	(1,733)
Accrued expenses	(4,851)	(3,997)
Lease liabilities	0	0
Other liabilities	(3,484)	(2,375)
Total	76,136	63,448
Revenue from sale of goods, related party transactions	$ 0	$ 10		$ 5,895

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).